ING INVESTORS TRUST

ING American Funds Growth Portfolio

ING Artio Foreign Portfolio

(collectively, “Portfolios”)

Supplement dated January 25, 2012

to the Portfolios’ Prospectuses and

Statements of Additional Information (“SAIs”)

dated April 29, 2011

ING American Funds Growth Portfolio

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize ING American Funds Growth Portfolio (the “Disappearing Portfolio”) with and into the following “Surviving Portfolio” (“Reorganization”):

Disappearing Portfolio	Surviving Portfolio
ING American Funds Growth Portfolio	ING Large Cap Growth Portfolio

The proposed Reorganization is subject to approval by shareholders of the Disappearing Portfolio. A proxy statement detailing the proposed Reorganization is expected to be mailed to the Disappearing Portfolio’s shareholders on or about May 15, 2012, and a shareholder meeting for the proposed Reorganization is scheduled to be held on or about June 28, 2012. The Disappearing Portfolio will notify its shareholders if shareholder approval of the proposed Reorganization is not obtained. If shareholder approval of the proposed Reorganization is obtained, it is expected that the Reorganization will take place on or about July 21, 2012. The Disappearing Portfolio may engage in transition management techniques prior to the closing of the Reorganization during which time the Disappearing Portfolio may not pursue its investment objective and investment strategies. Following the Reorganization, you will hold shares of ING Large Cap Growth Portfolio. For more information regarding ING Large Cap Growth Portfolio, please contact a Shareholder Services representative or your financial professional.

ING Artio Foreign Portfolio

On January 12, 2012, the Board of Trustees of ING Investors Trust also approved a proposal to reorganize ING Artio Foreign Portfolio (“Disappearing Portfolio”) with and into the following “Surviving Portfolio” (“Reorganization”):

Disappearing Portfolio	Surviving Portfolio
ING Artio Foreign Portfolio	ING Templeton Foreign Equity Portfolio

The proposed Reorganization is subject to approval by shareholders of the Disappearing Portfolio. A proxy statement detailing the proposed Reorganization is expected to be mailed to the Disappearing Portfolio’s shareholders on or about May 15, 2012, and a shareholder meeting is scheduled to be held on or about June 28, 2012. The Disappearing Portfolio will notify shareholders if shareholder approval of the proposed Reorganization is not obtained. If shareholder approval of the proposed Reorganization is obtained, it is expected that the Reorganization will take place on or about July 21, 2012. The Disappearing Portfolio may engage in transition management techniques prior to the closing of the Reorganization during which time the Disappearing Portfolio may not pursue its investment objective and investment strategies. Following the Reorganization, you will hold shares of ING Templeton Foreign Equity Portfolio. For more information regarding ING Templeton Foreign Equity Portfolio, please contact a Shareholder Services representative or your financial professional.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE